BETTER 10K - INCOME TAXES - Effective Tax Rate Reconciliation (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
US federal statutory corporate tax rate					21.00%	21.00%
State and local tax					2.87%	4.74%
Stock-based compensation					(0.67%)	(2.38%)
Fair value of warrants					6.30%	(2.25%)
Others					0.03%	(0.41%)
Foreign tax rate differential					0.10%	0.00%
R&D tax credit					0.13%	2.25%
Unrecognized tax benefits					0.07%	(0.77%)
Interest - Pre-Closing Bridge Notes					(6.47%)	(1.32%)
Restructuring costs					(3.15%)	0.00%
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent					(20.33%)	(20.08%)
Effective Tax Rate	(0.19%)	0.02%	(0.53%)	(0.23%)	(0.12%)	0.78%